Note 16 - Stock-based Compensation - Stock Option Valuation Assumptions (Details)		3 Months Ended	12 Months Ended
	Jul. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member] | The 2021 Plan [Member]
Expected term (in years) (Year)		6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility		59.19%	45.18%	43.31%
Risk-free rate		3.63%	2.16%	0.94%
Modified Options [Member]
Expected term (in years) (Year)	4 years 1 month 6 days
Expected volatility	34.44%
Risk-free rate	0.79%